Note 7 - Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
7.	GOODWILL AND INTANGIBLE ASSETS

Goodwill totaled $4,559,000 at the years ended December 31, 2015, and 2014. Core deposit intangible carrying amount was $76,000 and $116,000 for the years ended December 31, 2015, and 2014. Core deposit accumulated amortization was $320,000 and $280,000 for the years ended December 31, 2015, and 2014.

Core deposit intangible assets are amortized on a straight-line basis over their estimated lives of ten years. Amortization expense totaled $40,000 in 2015, 2014, and 2013, respectively. The estimated aggregate future amortization expense for core deposit intangible assets as of December 31, 2015, is $40,000 in 2017 and $36,000 in 2018.